Long-term loans (Narrative) (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term loans [line items]
Long-term loans	¥ 125,129,416,000	¥ 74,551,246,000
Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	4,605,000,000	2,902,000,000
Net book value of property, plant and equipment	5,167,000,000	3,105,000,000
Secured [member] | Future electricity and heat revenue [member]
Disclosure of long-term loans [line items]
Long-term loans	10,559,000,000	9,032,000,000
Tiancheng Financial Leasing [member] | Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	3,697,000,000	2,868,000,000
Nominal price of buy back when lease term expires	1
Net book value of property, plant and equipment	4,064,000,000	2,999,000,000
Other financial leasing companies [member] | Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	638,000,000	0
Nominal price of buy back when lease term expires	1
Net book value of property, plant and equipment	¥ 1,103,000,000	¥ 0